Expense Example {- Fidelity Freedom Blend 2040 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 - Fidelity Freedom Blend 2040 Fund - Premier Class	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	161
10 years	$ 355